Exhibit 99.1

World Omni Select Auto Trust 2019-A

Monthly Servicer Certificate

November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	135,914,342.78	9,786
Principal Payments	5,894,502.28	200
Defaulted Receivables	496,634.46	33
Repurchased Accounts	0.00	0
Pool Balance at 11/30/22	129,523,206.04	9,553

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.40%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	9,494,626.33	595
Past Due 61-90 days	3,429,631.29	205
Past Due 91-120 days	709,359.30	41
Past Due 121+ days	0.00	0
Total	13,633,616.92	841

Total 31+ Delinquent as % Ending Pool Balance	10.53%
Total 61+ Delinquent as % Ending Pool Balance	3.20%
Delinquency Trigger Occurred	NO

Recoveries	304,776.75
Aggregate Net Losses/(Gains) - November 2022	191,857.71
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.69%
Prior Net Losses/(Gains) Ratio	3.08%
Second Prior Net Losses/(Gains) Ratio	1.41%
Third Prior Net Losses/(Gains) Ratio	-0.49%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	3.01%

Overcollateralization Target Amount	16,190,400.76
Actual Overcollateralization	16,190,400.76
Weighted Average Contract Rate	8.79%
Weighted Average Remaining Term	32.75

Flow of Funds	$ Amount
Collections	7,165,283.24
Investment Earnings on Cash Accounts	14,308.47
Servicing Fee	(141,577.44)
Transfer to Collection Account	0.00
Available Funds	7,038,014.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	0.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	57,532.22
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	5,592,244.65
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	1,243,021.81

Total Distributions of Available Funds	7,038,014.27

Servicing Fee	141,577.44
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 11/15/22	118,925,049.93
Principal Paid	5,592,244.65
Note Balance @ 12/15/22	113,332,805.28

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2a
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2b
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class B
Note Balance @ 11/15/22	31,815,049.93
Principal Paid	5,592,244.65
Note Balance @ 12/15/22	26,222,805.28
Note Factor @ 12/15/22	44.0275441%

Class C
Note Balance @ 11/15/22	37,970,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	37,970,000.00
Note Factor @ 12/15/22	100.0000000%

Class D
Note Balance @ 11/15/22	32,390,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	32,390,000.00
Note Factor @ 12/15/22	100.0000000%

Class E
Note Balance @ 11/15/22	16,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	16,750,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	202,747.81
Total Principal Paid	5,592,244.65
Total Paid	5,794,992.46

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	2.17000%
Interest Paid	57,532.22
Principal Paid	5,592,244.65
Total Paid to B Holders	5,649,776.87

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2944519
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.1216519
Total Distribution Amount	8.4161038

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.9659540
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	93.8926234
Total B Distribution Amount	94.8585774

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	3,721,910.51
Investment Earnings	10,900.39
Investment Earnings Paid	(10,900.39)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,648,061.73	$3,566,485.94	$1,751,752.54
Number of Extensions	114	221	113
Ratio of extensions to Beginning of Period Receivables Balance	1.21%	2.48%	1.16%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.